Principal accounting policies - Research and development expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Capitalized development costs related to ERP software as intangible assets	$ 229	$ 119	$ 0